Capital Stock (Tables)	6 Months Ended
Mar. 31, 2026
Capital Stock [Abstract]
Schedule of Outstanding Warrants

A continuity schedule of outstanding warrants at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2024	122,668	102.08
Granted	859,589	7.75
Exercised	-	-
Balance, September 30, 2025	982,257	19.53
Forfeited	(97,668)	120
Balance, March 31, 2026	884,589	8.44

Schedule of Warrants Outstanding and Exercisable

A summary of warrants outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	97,668	120	0.49
January 8, 2024	25,000	32	3.27
May 27, 2025	843,750	7.68	0.65
August 26, 2025	15,839	11.68	4.9

A summary of warrants outstanding and exercisable at March 31, 2026:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
January 8, 2024	25,000	32.00	2.77
May 27, 2025	843,750	7.68	0.15
August 26, 2025	15,839	11.68	4.40

A summary of stock options outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	22,813	65.60	6.08
December 30, 2022	5,625	35.36	7.25
October 19, 2023	63,359	18.56	8.08
August 6, 2025	56,250	8.59	9.83

A summary of stock options outstanding and exercisable at March 31, 2026:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	22,813	65.60	5.58
December 30, 2022	5,625	35.36	6.75
October 19, 2023	63,828	18.56	7.58
August 6, 2025	60,000	8.59	9.33
October 14, 2025	149,219	7.17	9.54

Schedule of Outstanding Stock Options

A continuity schedule of outstanding stock options at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2024	92,813	31.14
Granted	64,375	8.59
Balance, September 30, 2025	157,188	21.91
Granted	160,938	7.17
Balance, March 31, 2026	318,125	14.45

Schedule of Outstanding Unvested Stock Options

A continuity schedule of outstanding unvested stock options at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2024	17,344	17.60
Granted	64,375	7.68
Vested	(72,578)	10.88
Forfeited	-	-
Balance, September 30, 2025	9,141	9.70
Granted	160,938	7.17
Vested	(153,438)	7.24
Forfeited	-	-
Balance, March 31, 2026	16,641	7.92